Schedule of Investments (unaudited)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.2%
Ambev SA	142,558	$425,645
Americanas SA	20,044	84,772
Atacadao SA	14,022	57,091
B3 SA - Brasil, Bolsa, Balcao	183,540	493,168
Banco Bradesco SA	49,847	177,044
Banco BTG Pactual SA	38,648	206,066
Banco do Brasil SA	25,593	197,203
Banco Inter SA	14,706	38,958
Banco Santander Brasil SA	10,602	74,843
BB Seguridade Participacoes SA	22,230	125,731
BRF SA(a)	11,400	37,540
CCR SA	34,770	97,596
Centrais Eletricas Brasileiras SA	13,395	118,771
Cia. de Saneamento Basico do Estado de Sao Paulo	9,975	96,086
Cia. Siderurgica Nacional SA	19,323	88,797
Cosan SA	38,475	174,947
CPFL Energia SA	7,011	49,714
Energisa SA	5,187	48,481
Engie Brasil Energia SA	9,483	87,596
Equatorial Energia SA	31,749	158,860
Hapvida Participacoes e Investimentos SA(b)	139,650	197,462
Hypera SA	13,395	109,329
JBS SA	25,251	189,148
Klabin SA	23,541	110,658
Localiza Rent a Car SA	18,468	223,518
Lojas Renner SA	29,355	164,300
Magazine Luiza SA	97,413	76,249
Natura & Co. Holding SA	25,365	87,903
Petro Rio SA(a)	24,054	141,665
Petroleo Brasileiro SA	118,389	828,527
Raia Drogasil SA	28,329	123,091
Rede D’Or Sao Luiz SA(b)	11,685	88,070
Rumo SA	35,910	133,589
Suzano SA	23,028	259,229
Telefonica Brasil SA	14,877	159,803
Tim SA	25,308	76,682
TOTVS SA	16,929	101,056
Ultrapar Participacoes SA	20,976	63,424
Vale SA	121,866	2,210,617
Vibra Energia SA	33,801	138,261
WEG SA	53,010	282,977
		8,604,467
China — 62.5%
360 DigiTech Inc.	2,166	34,071
360 Security Technology Inc., Class A(a)	28,531	35,281
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	5,700	18,410
3SBio Inc.(a)(b)	57,000	42,348
AAC Technologies Holdings Inc.(c)	29,500	64,162
Advanced Micro-Fabrication Equipment Inc., Class A(a)	2,300	39,706
AECC Aviation Power Co. Ltd., Class A	5,700	33,670
Agricultural Bank of China Ltd., Class A	136,800	62,066
Agricultural Bank of China Ltd., Class H	855,000	325,583
Aier Eye Hospital Group Co. Ltd., Class A	12,491	69,271
Air China Ltd., Class A(a)	22,800	33,084
Alibaba Group Holding Ltd.(a)	461,720	5,545,362
Alibaba Health Information Technology Ltd.(a)(c)	148,000	75,387
A-Living Smart City Services Co. Ltd., Class A(b)	14,250	22,718

Security	Shares	Value
China (continued)
Aluminum Corp. of China Ltd., Class A(a)	34,200	$26,206
Aluminum Corp. of China Ltd., Class H(a)	114,000	50,827
Anhui Conch Cement Co. Ltd., Class A	5,700	31,381
Anhui Conch Cement Co. Ltd., Class H	28,500	144,354
Anhui Gujing Distillery Co. Ltd., Class B	5,700	83,550
ANTA Sports Products Ltd.	35,440	401,875
Autohome Inc., ADR	2,223	80,784
AVIC Electromechanical Systems Co. Ltd., Class A	11,400	19,663
AVIC Industry-Finance Holdings Co. Ltd., Class A	51,399	25,841
AviChina Industry & Technology Co. Ltd., Class H	86,000	49,507
Baidu Inc., ADR(a)	8,607	1,207,992
Bank of Beijing Co. Ltd., Class A	39,990	26,466
Bank of Chengdu Co. Ltd., Class A	17,100	39,134
Bank of China Ltd., Class A	68,400	32,678
Bank of China Ltd., Class H	2,394,000	957,052
Bank of Communications Co.Ltd., Class A	79,800	58,651
Bank of Communications Co. Ltd., Class H	228,200	155,419
Bank of Hangzhou Co. Ltd., Class A	17,199	35,052
Bank of Jiangsu Co. Ltd., Class A	22,860	21,964
Bank of Nanjing Co. Ltd., Class A	28,500	46,102
Bank of Ningbo Co. Ltd., Class A	12,310	60,272
Bank of Shanghai Co. Ltd., Class A	45,690	43,847
Baoshan Iron & Steel Co. Ltd., Class A	57,000	54,463
BBMG Corp., Class A	22,800	9,581
BeiGene Ltd., ADR(a)(c)	1,482	203,360
Beijing Capital International Airport Co. Ltd., Class H(a)	114,000	66,787
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	17,100	19,956
Beijing Enlight Media Co. Ltd., Class A	11,400	13,223
Beijing Enterprises Holdings Ltd.	28,500	99,775
Beijing Enterprises Water Group Ltd.	114,000	37,768
Beijing Kingsoft Office Software Inc., Class A	378	11,565
Beijing New Building Materials PLC, Class A	5,700	24,627
Beijing Originwater Technology Co. Ltd., Class A	28,500	20,810
Beijing Roborock Technology Co. Ltd., Class A	158	15,069
Beijing Sinnet Technology Co. Ltd., Class A	11,400	16,648
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	79,800	58,122
Bilibili Inc., ADR(a)(c)	4,845	108,286
BOE Technology Group Co. Ltd., Class A	85,500	48,433
Bosideng International Holdings Ltd.(c)	114,000	60,666
BYD Co. Ltd., Class A	3,900	172,245
BYD Co. Ltd., Class H	25,500	906,304
BYD Electronic International Co. Ltd.(c)	29,500	65,471
Caitong Securities Co. Ltd., Class A	14,820	15,942
CanSino Biologics Inc., Class H(a)(b)	2,600	26,185
CGN Power Co. Ltd., Class H(b)	342,000	89,713
Changchun High & New Technology Industry Group Inc., Class A	810	20,094
Changjiang Securities Co. Ltd., Class A	28,500	24,231
Chaozhou Three-Circle Group Co. Ltd., Class A	2,300	10,176
China Baoan Group Co. Ltd., Class A	11,400	20,004
China Cinda Asset Management Co. Ltd., Class H	171,000	28,981
China CITIC Bank Corp. Ltd., Class H	228,000	110,357
China Coal Energy Co. Ltd., Class H	57,000	52,299
China Communications Services Corp. Ltd., Class H	114,800	53,759
China Conch Venture Holdings Ltd.	57,000	148,274
China Construction Bank Corp., Class A	34,200	30,619
China Construction Bank Corp., Class H	2,907,370	2,155,279
China CSSC Holdings Ltd., Class A	11,400	31,676
China Eastern Airlines Corp. Ltd., Class A(a)	28,500	20,531
China Energy Engineering Corp. Ltd.(a)	102,600	35,738

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Everbright Bank Co. Ltd., Class A	91,200	$42,585
China Everbright Environment Group Ltd.	114,000	68,533
China Evergrande Group(d)	114,000	21,064
China Feihe Ltd.(b)	116,000	117,076
China Galaxy Securities Co. Ltd., Class H	114,000	62,846
China Gas Holdings Ltd.	92,400	137,671
China Greatwall Technology Group Co. Ltd., Class A	11,400	17,291
China Hongqiao Group Ltd.	85,500	105,970
China International Capital Corp. Ltd., Class H(b)	45,600	86,827
China Jinmao Holdings Group Ltd.	172,000	46,479
China Jushi Co. Ltd., Class A	11,473	28,010
China Lesso Group Holdings Ltd.	57,000	73,187
China Life Insurance Co. Ltd., Class A	11,493	42,691
China Life Insurance Co. Ltd., Class H	228,000	349,785
China Literature Ltd.(a)(b)(c)	11,400	50,046
China Longyuan Power Group Corp. Ltd., Class H	114,000	242,753
China Medical System Holdings Ltd.	57,000	84,227
China Mengniu Dairy Co. Ltd.	106,000	542,720
China Merchants Bank Co. Ltd., Class A	38,300	226,884
China Merchants Bank Co. Ltd., Class H	114,456	723,931
China Merchants Port Holdings Co. Ltd.	48,000	91,083
China Merchants Securities Co. Ltd., Class A	17,150	33,068
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	12,581	23,502
China Minsheng Banking Corp. Ltd., Class A	57,000	32,528
China Minsheng Banking Corp. Ltd., Class H	171,000	66,229
China Molybdenum Co. Ltd., Class A	51,300	36,464
China Molybdenum Co. Ltd., Class H	108,000	52,845
China National Building Material Co. Ltd., Class H	114,000	143,797
China National Chemical Engineering Co. Ltd., Class A	22,800	32,086
China National Nuclear Power Co. Ltd., Class A	45,600	49,495
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	11,400	59,274
China Oilfield Services Ltd., Class H	68,000	80,065
China Overseas Land & Investment Ltd.	114,300	331,687
China Pacific Insurance Group Co. Ltd., Class A	11,400	36,187
China Pacific Insurance Group Co. Ltd., Class H	68,400	159,575
China Petroleum & Chemical Corp., Class A	57,000	37,843
China Petroleum & Chemical Corp., Class H	798,600	382,500
China Power International Development Ltd.	171,000	86,802
China Railway Group Ltd., Class A	39,900	39,227
China Railway Group Ltd., Class H	114,000	78,792
China Renewable Energy Investment Ltd.(d)	7,709	—
China Resources Beer Holdings Co. Ltd.	38,000	236,841
China Resources Cement Holdings Ltd.	116,000	91,693
China Resources Gas Group Ltd.	15,000	62,759
China Resources Land Ltd.	114,444	509,358
China Resources Mixc Lifestyle Services Ltd.(b)	22,800	112,372
China Resources Power Holdings Co. Ltd.	74,200	152,593
China Ruyi Holdings Ltd.(a)(c)	228,000	65,121
China Shenhua Energy Co. Ltd., Class A	17,100	86,834
China Shenhua Energy Co. Ltd., Class H	114,000	380,717
China Southern Airlines Co. Ltd., Class A(a)	45,600	44,295
China State Construction Engineering Corp. Ltd., Class A	85,500	70,511
China State Construction International Holdings Ltd.	114,000	133,983
China Suntien Green Energy Corp. Ltd., Class H	57,000	33,211
China Taiping Insurance Holdings Co. Ltd.	45,640	52,411
China Three Gorges Renewables Group Co. Ltd.,
Class A	68,400	63,481

Security	Shares	Value
China (continued)
China Tourism Group Duty Free Corp. Ltd., Class A	4,000	$105,239
China Tower Corp. Ltd., Class H(b)	1,140,000	133,573
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	60,180
China United Network Communications Ltd., Class A	57,000	29,678
China Vanke Co. Ltd., Class A	17,138	45,664
China Vanke Co. Ltd., Class H	51,301	113,353
China Yangtze Power Co. Ltd., Class A	45,656	164,032
China Zheshang Bank Co. Ltd., Class A	34,200	16,638
Chinasoft International Ltd.	114,000	104,766
Chongqing Changan Automobile Co. Ltd., Class A	17,140	35,734
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	56,208
CIFI Ever Sunshine Services Group Ltd.	28,000	32,442
CIFI Holdings Group Co. Ltd.	119,700	51,917
CITIC Ltd.	171,000	191,778
CITIC Securities Co. Ltd., Class A	22,775	67,343
CITIC Securities Co. Ltd., Class H	57,050	123,476
Contemporary Amperex Technology Co. Ltd., Class A	4,300	261,810
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	22,770	52,066
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	113,849	201,446
COSCO SHIPPING Ports Ltd.	114,000	85,960
Country Garden Holdings Co. Ltd.	234,046	146,339
Country Garden Services Holdings Co. Ltd.	57,000	225,391
CRRC Corp. Ltd., Class A	45,600	34,529
CRRC Corp. Ltd., Class H	114,000	45,728
CSC Financial Co. Ltd., Class A	11,400	38,222
CSPC Pharmaceutical Group Ltd.	228,160	243,783
Dali Foods Group Co. Ltd.(b)	85,500	43,060
Daqo New Energy Corp., ADR(a)	1,938	94,768
DHC Software Co. Ltd., Class A	28,500	25,207
Dongfang Electric Corp. Ltd., Class A	11,400	23,747
Dongfeng Motor Group Co. Ltd., Class H	114,000	89,530
Dongxing Securities Co. Ltd., Class A	11,499	14,063
Dongyue Group Ltd.	57,000	72,330
East Money Information Co. Ltd., Class A	27,374	92,499
ENN Energy Holdings Ltd.	23,500	359,551
ENN Natural Gas Co. Ltd., Class A	11,400	31,187
Eve Energy Co. Ltd., Class A	5,700	68,360
Everbright Securities Co. Ltd., Class A	11,497	19,867
Fangda Carbon New Material Co. Ltd., Class A	22,840	24,070
Far East Horizon Ltd.	61,000	54,039
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,700	12,045
First Capital Securities Co. Ltd., Class A	11,400	9,567
Flat Glass Group Co. Ltd., Class A	3,600	23,631
Focus Media Information Technology Co. Ltd., Class A	39,939	38,278
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,351	72,667
Fosun International Ltd.	57,000	57,795
Founder Securities Co. Ltd., Class A	34,299	32,129
Foxconn Industrial Internet Co. Ltd., Class A	22,800	32,084
Fujian Sunner Development Co. Ltd., Class A	5,700	14,973
Fuyao Glass Industry Group Co. Ltd., Class A	5,700	34,123
Fuyao Glass Industry Group Co. Ltd., Class H(b)	23,600	114,148
Ganfeng Lithium Co. Ltd., Class H(b)	11,400	146,120
GD Power Development Co. Ltd., Class A	62,700	33,752
GDS Holdings Ltd., ADR(a)	2,679	74,985
Geely Automobile Holdings Ltd.	171,000	326,382
GEM Co. Ltd., Class A	17,199	18,912
Gemdale Corp., Class A	11,400	20,251
Genscript Biotech Corp.(a)	42,000	124,284
GF Securities Co. Ltd., Class A	17,100	43,675

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
GF Securities Co. Ltd., Class H	22,800	$30,118
GoerTek Inc., Class A	5,700	34,633
Great Wall Motor Co. Ltd., Class A	5,700	28,278
Great Wall Motor Co. Ltd., Class H	85,500	153,672
Gree Electric Appliances Inc. of Zhuhai, Class A	5,700	27,388
Greenland Holdings Corp. Ltd., Class A	78	45
Greentown China Holdings Ltd.	28,500	49,344
Greentown Service Group Co. Ltd.	56,000	56,327
Guangdong Haid Group Co. Ltd., Class A	5,700	51,017
Guangdong Investment Ltd.	114,000	143,741
Guanghui Energy Co. Ltd., Class A(a)	22,800	36,033
Guangzhou Automobile Group Co. Ltd., Class H	114,235	108,039
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,700	26,416
Guosen Securities Co. Ltd., Class A	22,800	31,109
Guotai Junan Securities Co. Ltd., Class A	22,800	49,356
Guoyuan Securities Co. Ltd., Class A	16,920	14,594
Haidilao International Holding Ltd.(b)	57,000	113,058
Haier Smart Home Co. Ltd., Class A	11,479	43,548
Haier Smart Home Co. Ltd., Class H	68,400	243,185
Haitian International Holdings Ltd.	28,000	71,824
Haitong Securities Co. Ltd., Class A	17,100	23,337
Haitong Securities Co. Ltd., Class H	45,600	32,295
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	1,284
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	5,700	54,955
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,400	48,308
Hengan International Group Co. Ltd.	28,500	141,116
Hengli Petrochemical Co. Ltd., Class A	11,400	40,137
Hengyi Petrochemical Co. Ltd., Class A	13,530	21,583
Hesteel Co. Ltd., Class A	68,400	24,044
Hopson Development Holdings Ltd.(c)	24,690	40,221
Huadian Power International Corp. Ltd., Class A	17,100	10,068
Huadong Medicine Co. Ltd., Class A	5,700	33,008
Hualan Biological Engineering Inc., Class A	5,750	16,097
Huaneng Power International Inc., Class A	34,200	37,730
Huaneng Power International Inc., Class H	114,000	57,868
Huatai Securities Co. Ltd., Class A	22,800	45,378
Huatai Securities Co. Ltd., Class H(b)	22,800	31,910
Huaxia Bank Co. Ltd., Class A	28,500	22,702
Huaxin Cement Co. Ltd., Class A	5,700	16,902
Huayu Automotive Systems Co. Ltd., Class A	11,499	37,900
Huazhu Group Ltd., ADR	5,871	190,807
Hunan Valin Steel Co. Ltd., Class A	17,100	13,682
Hundsun Technologies Inc., Class A	5,700	34,134
Hutchmed China Ltd., ADR(a)(c)	2,622	27,583
Hygeia Healthcare Holdings Co. Ltd.(b)	11,400	63,284
Iflytek Co. Ltd., Class A	5,729	31,120
Industrial & Commercial Bank of China Ltd., Class A	114,000	79,559
Industrial & Commercial Bank of China Ltd., Class H	1,710,050	1,024,013
Industrial Bank Co. Ltd., Class A	39,900	117,226
Industrial Securities Co.Ltd., Class A	17,100	15,812
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	91,200	27,361
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	17,100	11,065
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	11,400	64,755
Inner Mongolia Yitai Coal Co. Ltd., Class B	34,200	56,943
Innovent Biologics Inc.(a)(b)	28,500	88,266
Inspur Electronic Information Industry Co. Ltd., Class A	8,383	30,867
iQIYI Inc., ADR(a)	8,855	36,306

Security	Shares	Value
China (continued)
JA Solar Technology Co. Ltd., Class A	5,700	$79,643
JD Health International Inc.(a)(b)(c)	34,200	217,077
JD.com Inc., Class A	62,570	1,757,614
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,700	13,286
Jiangsu Expressway Co. Ltd., Class H	38,000	39,219
Jiangsu Hengrui Medicine Co. Ltd., Class A	13,968	63,232
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,900	71,479
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,400	31,290
Jiangxi Copper Co. Ltd., Class H	57,000	92,247
Jiangxi Zhengbang Technology Co. Ltd., Class A	11,400	10,605
Jinke Properties Group Co. Ltd., Class A	5,700	2,675
Jinxin Fertility Group Ltd.(a)(b)	57,000	44,718
Jiumaojiu International Holdings Ltd.(b)	28,000	65,630
JOYY Inc., ADR	1,539	65,238
Kanzhun Ltd., ADR(a)(c)	2,850	57,627
KE Holdings Inc., ADR(a)	9,177	122,972
Kingboard Holdings Ltd.	28,500	136,355
Kingdee International Software Group Co. Ltd.(a)	57,000	112,249
Kingsoft Corp. Ltd.	31,600	105,791
Kuaishou Technology(a)(b)	51,300	496,697
Kunlun Energy Co. Ltd.	114,000	97,707
Kweichow Moutai Co. Ltd., Class A	2,400	646,873
LB Group Co. Ltd., Class A	5,700	16,170
Legend Biotech Corp., ADR(a)	1,710	72,316
Lenovo Group Ltd.	228,000	224,650
Lens Technology Co. Ltd., Class A	17,100	26,967
Lepu Medical Technology Beijing Co. Ltd., Class A	11,400	30,135
Li Auto Inc., ADR(a)(c)	16,929	424,410
Li Ning Co. Ltd.	71,000	553,954
Lingyi iTech Guangdong Co., Class A(a)	22,800	16,248
Longfor Group Holdings Ltd.(b)	57,000	283,644
LONGi Green Energy Technology Co. Ltd., Class A	11,820	139,232
Lufax Holding Ltd., ADR	25,878	162,773
Luxshare Precision Industry Co. Ltd., Class A	17,602	88,952
Luzhou Laojiao Co. Ltd., Class A	2,800	89,760
Mango Excellent Media Co. Ltd., Class A	5,700	30,841
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	22,853	17,480
Meituan, Class B(a)(b)	125,400	2,942,524
Metallurgical Corp. of China Ltd., Class A	34,200	18,054
Microport Scientific Corp.	22,800	45,156
Ming Yuan Cloud Group Holdings Ltd.	15,000	18,514
Muyuan Foods Co. Ltd., Class A	11,178	85,558
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	5,735	23,677
Nanjing Securities Co. Ltd., Class A	11,400	12,950
NARI Technology Co. Ltd., Class A	13,920	71,217
National Silicon Industry Group Co. Ltd., Class A(a)	12,177	40,614
NavInfo Co. Ltd., Class A(a)	11,408	22,440
NetEase Inc.	62,775	1,312,871
New China Life Insurance Co.Ltd., Class A	5,700	24,009
New China Life Insurance Co. Ltd., Class H	17,100	44,741
New Hope Liuhe Co. Ltd., Class A(a)	11,400	24,333
New Oriental Education & Technology Group Inc., ADR(a)(c)	4,663	60,899
Ningxia Baofeng Energy Group Co. Ltd., Class A	17,100	39,743
NIO Inc., ADR(a)	40,584	705,756
Nongfu Spring Co. Ltd., Class H(b)	57,000	317,355
Offshore Oil Engineering Co. Ltd., Class A	5,724	3,799
OFILM Group Co. Ltd., Class A(a)	17,100	14,637

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Orient Securities Co. Ltd., Class A	21,888	$30,500
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	57,000	28,480
People’s Insurance Co. Group of China Ltd. (The), Class A	28,500	19,950
People’s Insurance Co. Group of China Ltd. (The), Class H	171,000	53,796
Perfect World Co. Ltd., Class A	50	102
PetroChina Co. Ltd., Class A	28,500	23,857
PetroChina Co. Ltd., Class H	684,000	360,193
Pharmaron Beijing Co. Ltd., Class H(b)	5,700	68,742
PICC Property & Casualty Co. Ltd., Class H	228,322	221,097
Pinduoduo Inc., ADR(a)(c)	13,566	683,048
Ping An Bank Co. Ltd., Class A	34,200	72,316
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	17,700	47,597
Ping An Insurance Group Co. of China Ltd., Class A	22,800	150,578
Ping An Insurance Group Co. of China Ltd., Class H	200,000	1,280,565
Poly Developments and Holdings Group Co. Ltd., Class A	17,100	39,624
Pop Mart International Group Ltd.(b)	11,400	43,946
Postal Savings Bank of China Co. Ltd., Class A	51,300	40,357
Postal Savings Bank of China Co. Ltd., Class H(b)	228,000	169,342
Power Construction Corp. of China Ltd., Class A	34,200	39,886
RLX Technology Inc., ADR(a)	19,608	38,824
Rongsheng Petrochemical Co. Ltd., Class A	22,850	54,505
SAIC Motor Corp. Ltd., Class A	17,100	43,937
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	57,365
Sany Heavy Industry Co. Ltd., Class A	17,153	43,402
SDIC Capital Co. Ltd., Class A	17,104	15,714
SDIC Power Holdings Co. Ltd., Class A	22,899	35,428
Sealand Securities Co. Ltd., Class A	17,100	8,800
SF Holding Co. Ltd., Class A	11,400	88,408
Shaanxi Coal Industry Co. Ltd., Class A	22,805	64,806
Shandong Gold Mining Co. Ltd., Class A	11,480	31,439
Shandong Gold Mining Co. Ltd., Class H(b)	28,500	50,450
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,740	34,506
Shandong Nanshan Aluminum Co. Ltd., Class A	62,700	33,177
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	68,400	75,880
Shanghai Baosight Software Co. Ltd., Class A	5,790	45,129
Shanghai Baosight Software Co. Ltd., Class B	17,100	66,812
Shanghai Construction Group Co. Ltd., Class A	17,100	8,026
Shanghai Electric Group Co. Ltd., Class A	57,000	34,679
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	5,700	37,360
Shanghai Lujiazui Finance & Trade Zone Development Co.Ltd., Class B	34,276	31,840
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	5,700	15,347
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	28,500	46,403
Shanghai Pudong Development Bank Co. Ltd., Class A	51,300	60,967
Shanghai RAAS Blood Products Co. Ltd., Class A	33,900	28,570
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	11,400	17,040
Shanxi Coking Coal Energy Group Co. Ltd., Class A	5,700	12,185
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	11,452	27,328
Shanxi Meijin Energy Co. Ltd., Class A(a)	11,400	19,706
Shanxi Securities Co. Ltd., Class A	16,860	13,054
Shanxi Taigang Stainless Steel Co. Ltd., Class A	17,100	14,750
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,360	95,920
Shenghe Resources Holding Co. Ltd., Class A	5,700	15,044
Shengyi Technology Co. Ltd., Class A	11,400	27,689

Security	Shares	Value
China (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	74,194	$44,924
Shenzhen Energy Group Co. Ltd., Class A	12,820	12,108
Shenzhen Inovance Technology Co. Ltd., Class A	5,797	52,973
Shenzhen International Holdings Ltd.	28,500	27,443
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	99,345
Shenzhen Overseas Chinese Town Co. Ltd., Class A	17,100	14,638
Shenzhen Transsion Holding Co. Ltd., Class A	2,394	31,421
Shenzhou International Group Holdings Ltd.	22,800	313,017
Shimao Group Holdings Ltd.(d)	28,500	14,212
Sichuan Chuantou Energy Co. Ltd., Class A	17,105	30,814
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	11,400	30,354
Sichuan Road & Bridge Co. Ltd., Class A	17,120	27,215
Sino Biopharmaceutical Ltd.	302,000	169,313
Sinolink Securities Co. Ltd., Class A	22,800	27,959
Sinopec Shanghai Petrochemical Co. Ltd., Class A	22,800	11,452
Sinopharm Group Co. Ltd., Class H	45,600	112,789
Sinotruk Hong Kong Ltd.	28,500	40,421
Smoore International Holdings Ltd.(b)	57,000	139,408
Songcheng Performance Development Co. Ltd., Class A	11,380	21,752
SooChow Securities Co. Ltd., Class A	22,152	21,409
Southwest Securities Co. Ltd., Class A	34,200	19,069
Sunac China Holdings Ltd.(d)	114,000	58,904
Sungrow Power Supply Co. Ltd., Class A	5,700	68,087
Sunny Optical Technology Group Co. Ltd.	22,900	361,402
Sunwoda Electronic Co. Ltd., Class A	5,700	22,785
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,700	16,041
TAL Education Group, ADR(a)	10,431	42,767
TBEA Co. Ltd., Class A	11,400	38,293
TCL Technology Group Corp., Class A	28,500	19,340
Tencent Holdings Ltd.	190,300	8,700,205
Tencent Music Entertainment Group, ADR(a)	18,924	79,102
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	11,400	74,125
Tianma Microelectronics Co. Ltd., Class A	17,100	24,112
Tianshui Huatian Technology Co. Ltd., Class A	5,900	7,607
Tingyi Cayman Islands Holding Corp.	64,000	113,139
Tongcheng Travel Holdings Ltd.(a)	45,600	87,426
TongFu Microelectronics Co. Ltd., Class A	17,100	35,664
Tongling Nonferrous Metals Group Co. Ltd., Class A	62,700	30,188
Tongwei Co. Ltd., Class A	11,495	77,442
Topsports International Holdings Ltd.(b)	57,000	42,128
Transfar Zhilian Co.Ltd., Class A	17,100	16,116
TravelSky Technology Ltd., Class H	30,000	48,795
Trina Solar Co. Ltd.	4,902	46,671
Trip.com Group Ltd., ADR(a)	16,530	364,652
Tsingtao Brewery Co. Ltd., Class H	16,000	137,987
Uni-President China Holdings Ltd.	57,000	45,949
Unisplendour Corp. Ltd., Class A	8,180	21,761
Vipshop Holdings Ltd., ADR(a)	13,395	124,573
Walvax Biotechnology Co. Ltd., Class A	5,700	39,634
Wanhua Chemical Group Co. Ltd., Class A	6,400	80,418
Want Want China Holdings Ltd.	171,000	170,172
Weibo Corp., ADR(a)(c)	1,653	36,366
Weichai Power Co. Ltd., Class A	13,400	24,203
Weichai Power Co. Ltd., Class H	57,100	88,062
Wens Foodstuffs Group Co. Ltd., Class A(a)	17,140	46,358
Western Securities Co. Ltd., Class A	17,100	15,807
Wharf Holdings Ltd. (The)	57,000	190,593
Will Semiconductor Co. Ltd. Shanghai, Class A	2,500	61,223

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Wingtech Technology Co. Ltd., Class A	3,000	$28,472
Winning Health Technology Group Co. Ltd., Class A	17,150	21,621
Wuhan Guide Infrared Co. Ltd., Class A	19,380	33,660
Wuliangye Yibin Co. Ltd., Class A	7,100	181,659
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,460	8,146
WuXi AppTec Co. Ltd., Class A	5,728	81,518
WuXi AppTec Co. Ltd., Class H(b)	11,487	141,969
Wuxi Biologics Cayman Inc., New(a)(b)	114,000	842,985
XCMG Construction Machinery Co. Ltd., Class A	39,400	31,201
Xiamen C & D Inc., Class A	11,400	22,680
Xiaomi Corp., Class B(a)(b)	467,400	721,284
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,453	21,126
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	23,434	38,334
Xinyi Solar Holdings Ltd.(c)	156,000	276,900
XPeng Inc., ADR(a)(c)	13,053	306,745
Xtep International Holdings Ltd.	28,500	41,040
Yankuang Energy Group Co. Ltd., Class A	5,700	32,993
Yankuang Energy Group Co. Ltd., Class H	58,000	190,535
Yihai International Holding Ltd.	19,000	58,891
Yihai Kerry Arawana Holdings Co. Ltd., Class A	5,700	38,685
Yonghui Superstores Co. Ltd., Class A	22,893	15,024
Yonyou Network Technology Co. Ltd., Class A	10,230	29,547
Youngor Group Co. Ltd., Class A	5,700	6,001
Yuexiu Property Co. Ltd.	50,400	54,736
Yum China Holdings Inc.	12,939	588,207
Yunda Holding Co. Ltd., Class A	7,830	21,222
Yunnan Baiyao Group Co. Ltd., Class A	5,708	48,176
Yunnan Energy New Material Co. Ltd., Class A	1,700	55,221
Zai Lab Ltd., ADR(a)	2,793	81,276
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,400	64,750
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	11,400	7,883
Zhejiang Chint Electrics Co. Ltd., Class A	5,700	31,163
Zhejiang Dahua Technology Co. Ltd., Class A	11,400	27,491
Zhejiang Juhua Co. Ltd., Class A	11,400	19,900
Zhejiang Longsheng Group Co. Ltd., Class A	22,800	36,372
Zhejiang NHU Co. Ltd., Class A	10,243	31,838
Zheshang Securities Co. Ltd., Class A	11,400	16,465
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	22,800	76,256
Zhongsheng Group Holdings Ltd.	28,500	202,119
Zhongtai Securities Co. Ltd.	22,800	24,814
Zhuzhou CRRC Times Electric Co. Ltd.	17,100	73,145
Zijin Mining Group Co. Ltd., Class A	39,900	59,704
Zijin Mining Group Co. Ltd., Class H	177,000	239,074
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	28,600	25,330
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	45,600	28,079
ZTE Corp., Class A	5,700	20,708
ZTE Corp., Class H	22,848	50,314
ZTO Express Cayman Inc., ADR	13,110	353,183
		65,910,927
Hong Kong — 0.2%
Kingboard Laminates Holdings Ltd.	28,500	47,801
Nine Dragons Paper Holdings Ltd.	57,000	51,165
Orient Overseas International Ltd.	4,000	122,846
		221,812

Security	Shares	Value
India — 25.6%
ACC Ltd.	2,451	$69,048
Adani Enterprises Ltd.	8,226	228,361
Adani Green Energy Ltd.(a)	8,989	217,734
Adani Ports & Special Economic Zone Ltd.	15,561	147,528
Adani Power Ltd.(a)	23,484	97,779
Adani Total Gas Ltd.	8,493	262,374
Adani Transmission Ltd.(a)	8,493	223,804
Ambuja Cements Ltd.	18,639	88,291
Apollo Hospitals Enterprise Ltd.	3,078	157,135
Asian Paints Ltd.	11,970	437,500
AU Small Finance Bank Ltd.(a)(b)	2,394	38,587
Aurobindo Pharma Ltd.	7,866	53,682
Avenue Supermarts Ltd.(a)(b)	5,130	261,397
Axis Bank Ltd.(a)	69,369	608,737
Bajaj Auto Ltd.	1,995	98,762
Bajaj Finance Ltd.	8,322	647,139
Bajaj Finserv Ltd.	1,254	207,562
Balkrishna Industries Ltd.	2,907	87,002
Bandhan Bank Ltd.(b)	20,805	86,687
Berger Paints India Ltd.	7,524	59,177
Bharat Electronics Ltd.	39,403	118,794
Bharat Forge Ltd.	7,439	67,127
Bharat Petroleum Corp. Ltd.	26,391	110,588
Bharti Airtel Ltd.(a)	66,861	601,025
Biocon Ltd.(a)	13,737	58,890
Britannia Industries Ltd.	2,907	135,870
Cholamandalam Investment and Finance Co. Ltd.	13,267	115,473
Cipla Ltd.	14,250	181,908
Coal India Ltd.	45,201	112,384
Colgate-Palmolive India Ltd.	3,363	70,279
Container Corp. of India Ltd.	7,638	63,816
Dabur India Ltd.	16,644	111,048
Divi’s Laboratories Ltd.	3,990	183,918
DLF Ltd.	20,178	89,180
Dr. Reddy’s Laboratories Ltd.	3,661	205,139
Eicher Motors Ltd.	4,218	150,337
GAIL India Ltd.	41,154	77,939
Godrej Consumer Products Ltd.(a)	11,286	111,437
Godrej Properties Ltd.(a)	3,990	71,737
Grasim Industries Ltd.	8,094	148,038
Havells India Ltd.	8,265	127,350
HCL Technologies Ltd.	32,946	439,355
HDFC Life Insurance Co. Ltd.(b)	28,956	222,541
Hero MotoCorp Ltd.	3,078	109,274
Hindalco Industries Ltd.	44,346	241,148
Hindustan Petroleum Corp. Ltd.	14,678	43,001
Hindustan Unilever Ltd.	25,137	756,817
Housing Development Finance Corp. Ltd.	52,383	1,541,986
ICICI Bank Ltd.	157,377	1,515,596
ICICI Lombard General Insurance Co. Ltd.(b)	7,182	116,758
ICICI Prudential Life Insurance Co. Ltd.(b)	10,830	72,244
Indian Oil Corp. Ltd.	47,595	71,023
Indian Railway Catering & Tourism Corp. Ltd.	9,405	83,227
Indraprastha Gas Ltd.	12,476	60,473
Indus Towers Ltd.	22,287	57,567
Info Edge India Ltd.	2,166	115,671
Infosys Ltd.	102,543	1,978,770
InterGlobe Aviation Ltd.(a)(b)	2,964	69,708
ITC Ltd.	90,060	312,777
Jindal Steel & Power Ltd.	12,426	60,476

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
JSW Steel Ltd.	22,800	$161,536
Jubilant Foodworks Ltd.	11,970	84,586
Kotak Mahindra Bank Ltd.	16,929	399,254
Larsen & Toubro Infotech Ltd.(b)	1,770	96,502
Larsen & Toubro Ltd.	20,406	432,101
Lupin Ltd.	4,731	37,632
Mahindra & Mahindra Ltd.	25,764	340,894
Marico Ltd.	14,934	102,250
Maruti Suzuki India Ltd.	3,591	365,932
Mindtree Ltd.	2,223	86,930
Mphasis Ltd.	2,736	91,060
MRF Ltd.	57	56,927
Muthoot Finance Ltd.	4,275	62,673
Nestle India Ltd.	1,026	233,008
NTPC Ltd.	114,912	230,500
Oil & Natural Gas Corp. Ltd.	75,696	147,622
Page Industries Ltd.	171	99,186
Petronet LNG Ltd.	20,520	59,921
PI Industries Ltd.	2,736	96,900
Pidilite Industries Ltd.	5,016	144,413
Piramal Enterprises Ltd.	3,819	92,742
Power Grid Corp. of India Ltd.	89,661	267,788
Reliance Industries Ltd.	92,853	3,128,075
Samvardhana Motherson International Ltd.	41,040	68,639
SBI Cards & Payment Services Ltd.	6,099	61,032
SBI Life Insurance Co. Ltd.(b)	13,167	197,705
Shree Cement Ltd.	342	96,962
Shriram Transport Finance Co. Ltd.	5,244	78,956
Siemens Ltd.	2,397	74,831
SRF Ltd.	5,130	161,746
State Bank of India	54,764	327,533
Sun Pharmaceutical Industries Ltd.	29,298	324,027
Tata Consultancy Services Ltd.	28,329	1,221,596
Tata Consumer Products Ltd.	18,867	183,808
Tata Elxsi Ltd.	943	101,800
Tata Motors Ltd.(a)	50,117	285,248
Tata Power Co. Ltd. (The)	46,740	140,751
Tata Steel Ltd.	22,857	310,450
Tech Mahindra Ltd.	17,841	269,742
Titan Co. Ltd.	11,058	314,302
Torrent Pharmaceuticals Ltd.	1,596	58,048
Trent Ltd.	6,099	87,908
UltraTech Cement Ltd.	3,078	239,887
United Spirits Ltd.(a)	9,348	97,055
UPL Ltd.	15,903	159,270
Vedanta Ltd.	24,624	101,957
Wipro Ltd.	40,584	246,640
Yes Bank Ltd.(a)	347,023	58,554
Zomato Ltd.(a)	52,497	50,211
		26,996,065
Russia — 0.0%
Alrosa PJSC(d)	83,790	13
Gazprom PJSC(d)	376,774	60
Inter RAO UES PJSC(d)	1,065,900	170
LUKOIL PJSC(d)	12,996	2
Magnit PJSC, GDR(d)	10,659	—
MMC Norilsk Nickel PJSC(d)	1,995	—
Mobile TeleSystems PJSC, ADR(d)	8,322	83
Moscow Exchange MICEX-RTS PJSC(a)(d)	41,040	7
Novatek PJSC, GDR(d)	2,917	29

Security	Shares	Value
Russia (continued)
Novolipetsk Steel PJSC(d)	41,610	$7
Ozon Holdings PLC, GDR(a)(d)	1,881	—
PhosAgro PJSC(d)	28	—
PhosAgro PJSC, GDR(d)	4,393	44
Polymetal International PLC(d)	10,488	2
Polyus PJSC(d)	1,083	—
Rosneft Oil Co. PJSC(d)	37,278	6
Sberbank of Russia PJSC(a)(d)	331,170	53
Severstal PAO(d)	6,669	1
Surgutneftegas PJSC(d)	182,410	29
Tatneft PJSC(d)	41,097	7
TCS Group Holding PLC, GDR(a)(d)	3,884	1
United Co. RUSAL International PJSC(a)(d)	95,760	15
VK Co. Ltd.(a)(d)	4,446	1
VTB Bank PJSC(d)	153,340,001	24
X5 Retail Group NV, GDR(d)	2,622	—
Yandex NV(a)(d)	9,690	2
		556
Singapore — 0.0%
BOC Aviation Ltd.(b)	5,700	47,014

Total Common Stocks — 96.5%
(Cost: $129,307,058)		101,780,841

Preferred Stocks

Brazil — 3.0%
Banco Bradesco SA, Preference Shares, NVS	169,102	729,417
Braskem SA, Class A, Preference Shares, NVS	6,327	59,242
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	6,270	54,922
Cia. Energetica de Minas Gerais, Preference Shares, NVS	43,172	105,827
Gerdau SA, Preference Shares, NVS	35,055	215,159
Itau Unibanco Holding SA, Preference Shares, NVS	147,003	809,165
Itausa SA, Preference Shares, NVS	133,824	270,039
Petroleo Brasileiro SA, Preference Shares, NVS	141,474	894,827
		3,138,598
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	193,800	31

Total Preferred Stocks — 3.0%
(Cost: $2,087,696)		3,138,629

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	2,223,228	2,223,228

Total Short-Term Securities — 2.1%
(Cost: $2,222,737)		2,223,228

Total Investments in Securities — 101.6%
(Cost: $133,617,491)		107,142,698

Liabilities in Excess of Other Assets — (1.6)%		(1,700,679)

Net Assets — 100.0%		$105,442,019

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,056,503	$168,313	(a)	$—		$(1,222)	$(366)	$2,223,228	2,223,228	$16,100	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	520,000	—		(520,000	)(a)	—	—	—	—	881		—
						$(1,222)	$(366)	$2,223,228		$16,981		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	6	06/17/22	$151	$7,354
MSCI Emerging Markets Index	4	06/17/22	213	9,380
				$16,734

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI BIC ETF
May 31, 2022	(Formerly iShares® MSCI BRIC ETF)

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,293,782	$86,392,323	$94,736	$101,780,841
Preferred Stocks	3,138,598	—	31	3,138,629
Money Market Funds	2,223,228	—	—	2,223,228
	$20,655,608	$86,392,323	$94,767	$107,142,698
Derivative financial instruments(a)
Assets
Futures Contracts	$9,380	$7,354	$—	$16,734

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company